Investment for Funds at Fair Value through Profit or Loss (Tables)	12 Months Ended
Mar. 31, 2026
Investment for Funds at Fair Value through Profit or Loss [Abstract]
Schedule of Fair Value of Investment
	2026	2025
Beginning balance	$2,256,830	$2,299,975
Redemption	(900,000)	-
Liquidated but not received	(1,431,925)	-
Revaluation gain (loss)	$75,095	$(43,145)
Fair value of investment for funds as at March 31,	$-	$2,256,830